Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Valuation Allowance [Line Items]
Decrease in valuation allowance			$ 1,200,000
Deferred tax asset, net of tax liability related to basis difference in foreign subsidiaries			7,000,000
Basis difference in foreign subsidiaries			11,600,000
Income tax expense	$ 0	$ 0	0	$ 0
Deferred tax assets	$ 0		0	0
Uncertain tax positions			$ 0	$ 0
Effective tax rate	0.00%		0.00%	0.00%
Federal
Valuation Allowance [Line Items]
Tax deduction from compensation expense			$ 252,000
Net Operating Losses			$ 22,209,000